Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

The following presents the significant financial information with respect to the Company’s reportable segment for the three months ended March 31, 2025 and 2024:

	Three months ended March 31,
	2025	2024
Total revenue	$8,783,695	$20,142,156
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	1,719,462	3,112,285
Materials	2,224,562	9,409,074
Other	845,655	1,436,607
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	4,789,679	13,957,966
Less: Depreciation and amortization related to Cost of goods sold	219,259	168,403
Gross Profit	$3,774,757	$6,015,787

Depreciation and amortization	4,681,470	291,126
Commissions expense	1,864,112	3,652,591
Sales and marketing (exclusive of Commissions expense above)	273,668	2,901,196
General and administrative	10,467,593	3,219,422
Other income, net	(82,363)	—
Change in fair value of warrant liabilities	(663,449)	138,000
Interest expense	30,277	35,222

Net loss before taxes	(12,795,863)	(4,221,770)
Income tax (expense) benefit	(523,500)	114,668
Net loss	(13,319,363)	(4,107,102)

The following presents the significant financial information with respect to the Company’s reportable segment for the years ended December 31, 2024 and 2023 (in thousands):

	Year ended December 31,
	2024	2023
Total revenue	$73,244,083	$109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	9,857,796	13,488,173
Materials	23,730,300	40,830,481
Other	4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	827,848	444,663
Gross Profit	$34,394,716	$49,809,664

Depreciation and amortization	4,008,690	1,397,211
Commissions expense	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,759,223	1,644,883
General and administrative	21,628,724	12,949,067
Other expense, net	(233,151)	183,401
Change in fair value of warrant liabilities	(69,000)	—
Interest expense	333,539	110,857

Net (loss) income before taxes	(10,861,159)	4,845,069
Income tax benefit	988,802	—
Net (loss) income	(9,872,357)	4,845,069

Heliogen, Inc. [Member]
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

The following table provides information about disaggregated SG&A expenses:

	Three Months Ended March 31,
$ in thousands	2025	2024
Employee compensation, excluding share-based compensation	$2,247	$4,211
Share-based compensation	459	878
Other selling, general and administrative(1)	1,932	7,266
Total selling, general and administrative	$4,638	$12,355

(1)      Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Three Months Ended March 31,
$ in thousands	2025	2024
Employee compensation, excluding share-based compensation	$797	$2,493
Share-based compensation	(53)	361
Other research and development(1)	344	937
Total research and development	$1,088	$3,791

(1)      Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

The following table provides information about disaggregated SG&A expenses:

$ in thousands	Year Ended December 31,
	2024	2023
Employee compensation, excluding share-based compensation	$12,906	$22,453
Share-based compensation	2,276	(6,464)
Collaboration Warrants	—	1,981
Other selling, general and administrative(1)	21,138	31,525
Total selling, general and administrative	$36,320	$49,495

(1)      Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

$ in thousands	Year Ended December 31,
	2024	2023
Employee compensation, excluding share-based compensation	$8,521	$9,640
Share-based compensation	191	750
Other research and development(1)	7,623	10,638
Total research and development	$16,335	$21,028

(1)      Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.